FORM N-SAR-U
                       ANNUAL REPORT
                FOR UNIT INVESTMENT TRUSTS

Report for six month period ending:       /  /     (a)
or fiscal year ending:                  12/31/99   (b)

Is this a transition report?:(Y/N)          N

Is this an amendment to a previous          N
filing? (Y/N)

Those items or sub-items with a box "[/] " after the item number should be completed only if the answer has changed from the previous filing on this form.

1.   A.  Registrant Name: First Investors Single Payment and Periodic
                          Payment Plans for Investment in First Investors Government Fund, Inc.

     B.  File Number:     811-4609

     C.  Telephone
         Number:          (212) 858-8000

2.   A.  Street:          95 Wall Street

     B.  City:  New York  C.  State: New York   D.  Zip Code:  10005   Zip Ext:

     E.  Foreign Country:          Foreign Postal
                                   Code:


3.       Is this the first filing on this form by                   N
         Registrant? (Y/N)                                        -----

4.       Is this the last filing on this form by                    N
         Registrant? (Y/N)                                        -----

5.       Is Registrant a small business investment                  N
         company (SBIC)? (Y/N)                                    -----
         [If answer is "Y" (Yes), complete only items
         89 through 110.]

6.       Is Registrant a unit investment trust (UIT)? (Y/N)         Y
         [If answer is "Y" (Yes), complete only items             -----
         111 through 132.]

7.   A.  Is Registrant a series or multiple portfolio
         company? (Y/N)                                           -----
         [If answer is "N" (No), go to item 8.]

     B.  How many separate series or portfolios did
         Registrant have at the end of the period?                -----

                                                         -----------------------
                                                         If filing more than one
         For period ending    12/31/99                   Page 50, "X" box:  [ ]
                                                         -----------------------

         File number 811-4609


123. [/] State the total value of the additional units
         considered in answering item 122 ($000's omitted)       $-------

124. [/] State the total value of units of prior series
         that were placed in the portfolios of subsequent
         series during the current period (the value of
         these units is to be measured on the date they
         were placed in the subsequent series) ($000's
         omitted)                                                $-------

125. [/] State the total dollar amount of sales loads
         collected (before reallowances to other brokers
         or dealers) by Registrant's principal underwriter
         and any underwriter which is an affiliated person
         of the principal underwriter during the current
         period solely from the sale of units of all             $    44
         series of Registrant ($000's omitted)                    -------

126. Of the amount shown in item 125, state the total
     dollar amount of sales loads collected from secondary
     market operations in Registrant's units (include the
     sales loads, if any, collected on units of a prior
     series placed in the portfolio of a subsequent              $     0
     series.) ($000's omitted)                                    -------

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                              Number of   Total Assets      Total Income
                                                Series       ($000's       Distributions
                                              Investing      omitted       (000's omitted)
                                              ---------   ------------     ---------------

A.   U.S. Treasury direct issue               -------     $ -------          $ -------

B.   U.S. Government agency                   -------     $ -------          $ -------

C.   State and municipal tax-free             -------     $ -------          $ -------

D.   Public utility debt                      -------     $ -------          $ -------

E.   Brokers or dealers debt or debt of
     brokers' or dealers' parent              -------     $ -------          $ -------

F.   All other corporate intermed. &
     long-term debt                           -------     $ -------          $ -------




G.     All other corporate short-term debt    -------     $ -------          $ -------

H.     Equity securities of brokers or
       dealers or parents of brokers or
       dealers                                -------     $ -------          $ -------

I.     Investment company equity securities      1        $  25,220          $   1,539
                                              -------       -------            -------

J.     All other equity securities            -------     $ -------          $ -------

K.     Other securities                       -------     $ -------          $ -------

L.     Total assets of all series of                      $  25,220          $
       registrants                            -------       -------            -------


                                                         -----------------------
                                                         If filing more than one
         For period ending    12/31/99                   Page 50, "X" box:  [ ]
                                                         -----------------------

         File number 811-4609


128. [/] Is the timely payment of principal and interest
         on any of the portfolio securities held by any of
         Registrant's series at the end of the current
         period insured or guaranteed by an entity other            -------
         than the issuer? (Y/N)                                       Y/N

129. [/] Is the issuer of any instrument covered in item
         128 delinquent or in default as to payment of
         principal or interest at the end of the current            -------
         period? (Y/N)                                                Y/N

            [If answer is "N" (No), go to item 131.]

130. [/] In computations of NAV or offering price per
         unit, is any part of the value attributed to
         instruments identified in item 129 derived from            -------
         insurance or guarantees? (Y/N)                               Y/N

            [If answer is "N" (No), go to item 131.]

131. Total expenses incurred by all series of Registrant           $  81
     during the current reporting period ($000's omitted)          --------



132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing

811-______        811-______       811-______       811-______       811-______

811-______        811-______       811-______       811-______       811-______

811-______        811-______       811-______       811-______       811-______

      This report is signed on behalf of the depositor in the City and State of New York on the 25th day of February, 2000.



                                                FIRST INVESTORS CORPORATION
                                                Depositor

Witness     /s/ Larry R. Lavoie                 By /s/ Marvin M. Hecker
            --------------------                   ---------------------
            Larry R. Lavoie                         Marvin M. Hecker
            Secretary                               President